                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt                New York, New York      May 13, 2008
-------------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 2
Form 13F Information Table Entry Total:          118
Form 13F Information Table Value Total:   $1,076,512
                                          (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                                                  (SEC USE ONLY)

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

           Item 1:              Item 2:  Item 3:   Item 4:     Item 5:            Item 6           Item 7       Item 8:
                                                                           Investment Discretion
                                                     Fair                ------------------------          Voting Authority (Shares)
                                                    Market    Shares of       (b) Shared    (c)   Managers -------------------------
                               Title of   CUSIP      Value    Principal   (a) -As Defined Shared-   See                (b)
        Name of Issuer          class     Number   (x$1000)    Amount    Sole in Instr. V  Other  Instr. V  (a) Sole Shared (c) None
        --------------         -------- --------- --------- ------------ ---- ----------- ------- -------- --------- ------ --------
A D C TELECOMMUNICATN INC      COM      000886309    10,980   908,900 SH           X                 01      908,900
ACCELRYS INC                   COM      00430U103     5,086   928,012 SH           X                 02      928,012
ACCENTURE LTD CL A             COM      G1150G111     1,839    52,300 SH   X                                  52,300
ADVANCED ANALOGIC TECH         COM      00752j108     2,529   450,000 SH           X                 02      450,000
ADVANCED ENERGY INDUS          COM      007973100     2,718   205,000 SH           X                 02      205,000
AIRSPAN NETWORKS               COM      00950h102     2,702 2,875,000 SH           X                 02    2,875,000
ALSIUS CORP DEL                COM      021211206       249   124,500 SH           X                 02      124,500
AMICAS INC                     COM      001712108     6,125 2,698,375 SH           X                 02    2,698,375
APPLIED MICRO CIRCUITS         COM      03822W406    12,935 1,801,500 SH           X                 01    1,801,500
ARENA PHARMACEUTICALS          COM      040047102     1,525   223,000 SH           X                 02      223,000
ARIBA                          COM      04033V203    17,200 1,780,500 SH           X                 02    1,780,500
ASPEN TECHNOLOGY INC           COM      045327103     1,395   109,400 SH   X                                 109,400
ATMEL CORP                     COM      049513104    14,316 4,113,900 SH           X                 01    4,113,900
AUTOBYTEL INC                  COM      05275n106     1,084   501,700 SH           X                 02      501,700
AUTODESK INC                   COM      052769106    14,723   467,700 SH           X                 01      467,700
AVX CORP NEW                   COM      002444107    10,997   858,500 SH           X                 01      858,500
BALLANTYNE OF OMAHA INCORPORAT COM      058516105     2,063   449,400 SH           X                 02      449,400
BEA SYS INC                    COM      073325102    27,651 1,443,900 SH           X                 01    1,443,900
BLADELOGIC, INC                COM      09265M102     4,207   150,000 SH           X                 02      150,000
BMC SOFTWARE INC               COM      055921100    51,261 1,576,300 SH           X                 01    1,576,300
BORLAND SOFTWARE               COM      099849101    13,322 6,595,000 SH           X               01, 02  6,595,000
BROOKS AUTOMATION INC          COM      114340102     3,334   343,000 SH           X                 02      343,000
BSQUARE CORP                   COM      11776U102     3,896   998,900 SH           X                 02      998,900
CALIFORNIA MICRO DEVICES CORP  COM      130439102     2,698   917,700 SH           X                 02      917,700
CALLIDUS SOFTWARE              COM      13123E500     9,778 2,032,883 SH           X               01, 02  2,032,883
CHORDIANT SOFTWARE INC         COM      170404107       308    51,100 SH           X                 02       51,100
CITRIX SYS INC                 COM      177376100    30,175 1,028,800 SH           X                 01    1,028,800
COGENT INC                     COM      19239Y108     2,829   300,000 SH           X                 02      300,000
COGNIZANT TECHNOLOGY SOLUTIONS COM      192446102    20,328   705,100 SH           X                 01      705,100
COLUMN TOTAL                                        278,253

                                                                  (SEC USE ONLY)

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

           Item 1:              Item 2:  Item 3:   Item 4:     Item 5:            Item 6           Item 7       Item 8:
                                                                           Investment Discretion
                                                     Fair                ------------------------          Voting Authority (Shares)
                                                    Market    Shares of       (b) Shared    (c)   Managers -------------------------
                               Title of   CUSIP     Value     Principal   (a) -As Defined Shared-   See                (b)
        Name of Issuer          class     Number   (x$1000)    Amount    Sole in Instr. V  Other  Instr. V  (a) Sole Shared (c) None
        --------------         -------- --------- --------- ------------ ---- ----------- ------- -------- --------- ------ --------
COHERENT INC                   COM      192479103     6,086   218,200 SH           X                 02      218,200
COMPUTER TASK GROUP            COM      205477102     2,134   517,900 SH           X                 01      517,900
COMPUWARE CORP                 COM      205638109    18,237 2,484,600 SH           X                 01    2,484,600
COMVERSE TECHNOLOGY INC        COM      205862402    46,351 3,009,800 SH           X                 01    3,009,800
COREL CORP                     COM      21869X103     6,532   599,300 SH           X                 02      599,300
DEXCOM INC                     COM      252131107     2,572   621,300 SH           X                 02      621,300
DICE HOLDINGS INC              COM      253017107     2,215   248,600 SH           X                 02      248,600
DIGITAL RIV INC                COM      25388B104    22,568   728,700 SH           X                 01      728,700
DISH NETWORK CORP              COM      25470M109     5,772   200,900 SH           X                 01      200,900
DOUBLE-TAKE SOFTWARE, INC.     COM      258598101     2,628   225,000 SH           X                 02      225,000
EHealth Inc                    COM      28238P109     1,916    86,800 SH           X                 02       86,800
ELOYALTY CORP                  COM      290151307     6,777   840,868 SH           X               01, 02    840,868
FLEXTRONICS INTL LTD ORD       COM      Y2573F102     5,282   562,500 SH           X                 01      562,500
FORMFACTOR INC                 COM      346375108     3,342   175,000 SH           X                 02      175,000
GREATBATCH INC                 COM      972232102     5,017   272,500 SH           X                 02      272,500
GUIDANCE SOFTWARE INC          COM      401692108     1,630   182,100 SH           X                 02      182,100
IKANOS COMMUNICATIONS          COM      45173E105     4,639 1,015,000 SH           X                 02    1,015,000
INFINEON TECH AG ADR SPNSRD AD ADR      45662N103     5,571   793,600 SH           X                 01      793,600
INFORMATICA CORP               COM      45666Q102    20,307 1,190,300 SH           X                 01    1,190,300
INTEGRATED DEVICE TECH         COM      458118106    23,523 2,634,100 SH           X                 01    2,634,100
INTER-NAP NETWORK              COM      45885A300     3,133   631,600 SH           X                 02      631,600
INTERNATIONAL RECTIFIER CORP   COM      460254105    17,879   831,600 SH           X                 01      831,600
INTERSIL HLDG CORP CL A        COM      46069S109     5,134   200,000 SH           X                 01      200,000
INVACARE CORP                  COM      461203101    11,510   516,600 SH           X                 01      516,600
ION GEOPHYSICAL CORPORATION    COM      462044108       345    25,000 SH           X                 02       25,000
IXIA                           COM      45071R109    11,815 1,522,500 SH           X               01, 02  1,522,500
JUPITERMEDIA CORP              COM      48207D101     7,273 3,479,800 SH           X                 02    3,479,800
KEMET CORP                     COM      488360108     5,163 1,277,900 SH           X                 02    1,277,900
KEYNOTE SYS INC                COM      493308100    12,758 1,082,100 SH           X                 02    1,082,100
KOSAN BIOSCIENCES              COM      50064W107       849   541,000 SH           X                 02      541,000
KULICKE & SOFFA                COM      501242101     5,330 1,115,000 SH           X                 02    1,115,000
LATTICE SEMICONDUCTOR          COM      518415104    17,763 6,254,700 SH           X               01, 02  6,254,700
LAWSON SOFTWARE INC            COM      52078P102     3,367   447,100 SH           X                 01      447,100
LINEAR TECHNOLOGY CORP         COM      535678106     7,172   233,700 SH           X                 01      233,700
COLUMN TOTAL                                        302,590

                                                                  (SEC USE ONLY)

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

           Item 1:              Item 2:  Item 3:   Item 4:     Item 5:            Item 6           Item 7       Item 8:
                                                                           Investment Discretion
                                                     Fair                ------------------------          Voting Authority (Shares)
                                                    Market    Shares of       (b) Shared    (c)   Managers -------------------------
                               Title of   CUSIP     Value     Principal   (a) -As Defined Shared-   See                (b)
        Name of Issuer          class     Number   (x$1000)    Amount    Sole in Instr. V  Other  Instr. V  (a) Sole Shared (c) None
        --------------         -------- --------- --------- ------------ ---- ----------- ------- -------- --------- ------ --------
LIQUIDITY SERVICES INC.        COM      53635B107     3,410   426,200 SH           X                 02      426,200
LOOKSMART LTD                  COM      543442503     3,695 1,123,140 SH           X                 02    1,123,140
LSI  CORP                      COM      502161102     6,445 1,302,120 SH           X                 01    1,302,120
MARVELL TECH GROUP LTD ORD     COM      G5876H105     9,396   863,600 SH           X                 01      863,600
MAXIM INTERGRATED              COM      57772K101    25,241 1,237,920 SH           X                 01    1,237,920
MEDICINES CO                   COM      584688105    11,445   566,600 SH           X                 01      566,600
MERIX CORP                     COM      590049102     1,729   847,400 SH           X                 02      847,400
MINDSPEED TECHNOLOGIES         COM      602682106     1,528 3,184,000 SH           X                 02    3,184,000
MONOGRAM BIOSCIENCES INC       COM      60975U108     4,134 3,900,000 SH           X                 02    3,900,000
MOTIVE INC                     COM      61980V107     5,044 3,318,600 SH           X                 02    3,318,600
MSC.SOFTWARE                   COM      553531104    23,460 1,806,000 SH           X               01, 02  1,806,000
McAFEE INC                     COM      579064106    18,074   546,200 SH           X                 01      546,200
NATIONAL SEMICONDUCTOR         COM      637640103     8,676   473,600 SH           X                 01      473,600
NETFLIX INC                    COM      64110L106     1,843    53,200 SH           X                 01       53,200
NOVELL INC                     COM      670006105    21,187 3,368,400 SH           X                 01    3,368,400
ON SEMICONDUCTOR CORP          COM      682189105     7,274 1,280,640 SH           X                 02    1,280,640
OPENWAVE SYS INC               COM      683718308    19,913 8,127,600 SH           X               01, 02  8,127,600
OPNET TECHNOLOGIES             COM      683757108    14,874 1,827,300 SH           X                 02    1,827,300
PHARMACEUTICALS COMPANIES INC  COM      69888P106     4,261   245,000 SH           X                 02      245,000
PHOTRONICS INC                 COM      719405102     3,772   395,000 SH           X                 02      395,000
PLATO Learning INC             COM      72764Y100     5,162 1,761,800 SH           X                 02    1,761,800
POWERWAVE TECHNOLOGIES         COM      739363109    20,064 7,868,300 SH           X               01, 02  7,868,300
PRESSTEK INC                   COM      741113104     4,476 1,021,900 SH           X                 02    1,021,900
QUEST SOFTWARE INC             COM      74834T103    12,203   933,700 SH           X                 01      933,700
RADVISION INC                  COM      M81869105     3,095   468,900 SH           X                 02      468,900
RADWARE, LTD                   COM      IL0010834     5,212   510,000 SH           X                 02      510,000
RF MICRODEVICES INC            COM      749941100    14,195 5,336,500 SH           X               01, 02  5,336,500
RIVERSTONE NETWORKS            COM      769320995         0 8,160,250 SH           X               01, 02  8,160,250
SALARY.COM                     COM      794006106     2,175   330,000 SH           X                 02      330,000
SAPIENT CORP                   COM      803062108     7,649 1,099,000 SH           X                 02    1,099,000
SCOPUS VIDEO NETWORKS          COM      M8260H106     3,820   901,000 SH           X                 02      901,000
SILICON MOTION TECHNOLOGY      ADR      82706C108     1,765   125,000 SH           X                 02      125,000
SMART MODULAR                  COM      G82245104     5,899   950,000 SH           X                 02      950,000
SONIC SOLUTIONS                COM      835460106     5,464   566,200 SH           X                 02      566,200
COLUMN TOTAL                                        286,580

                                                                  (SEC USE ONLY)

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

           Item 1:              Item 2:  Item 3:   Item 4:     Item 5:            Item 6           Item 7       Item 8:
                                                                           Investment Discretion
                                                     Fair                ------------------------          Voting Authority (Shares)
                                                    Market    Shares of       (b) Shared    (c)   Managers -------------------------
                               Title of   CUSIP     Value     Principal   (a) -As Defined Shared-   See                (b)
        Name of Issuer          class     Number   (x$1000)    Amount    Sole in Instr. V  Other  Instr. V  (a) Sole Shared (c) None
        --------------         -------- --------- --------- ------------ ---- ----------- ------- -------- --------- ------ --------
SPANSION INC                   COM      84649R101     8,185 2,976,200 SH           X                 01    2,976,200
SYMMETRICOM                    COM      871543104     4,888 1,400,600 SH           X                 02    1,400,600
TELECOMMUNICATIONS SYS CL A    COM      87929J103     8,015 2,544,400 SH           X                 02    2,544,400
TELLABS INC                    COM      879664100    28,518 5,232,600 SH           X                 01    5,232,600
TERADYNE INC COM               COM      880770102    19,163 1,542,900 SH           X                 01    1,542,900
TNS INC                        COM      872960109    19,610   950,100 SH           X                 02      950,100
TRX INC                        COM      898452107     3,304 2,173,700 SH           X                 02    2,173,700
TTI TEAM TELECOMA,CPFDTTI LTD  COM      M88258104     1,727   909,091 SH           X                 02      909,091
TUMBLEWEED COMMUNICTNS CORP    COM      899690101     6,103 5,002,300 SH           X                 02    5,002,300
ULTICOM                        COM      903844108     5,974   885,100 SH           X                 02      885,100
ULTRATECH INC                  COM      904034105     2,499   260,000 SH           X                 02      260,000
UNICA CORP                     COM      904583101       272    40,000 SH           X                 02       40,000
VALEANT PHARMACEUTICALS INTL   COM      91911X104    19,599 1,527,600 SH           X                 01    1,527,600
VERIGY LTD                     COM      SG9999002     2,826   150,000 SH           X                 02      150,000
VERISIGN INC COM               COM      92343E102     1,865    56,100 SH   X                                  56,100
VIRAGE LOGIC CORP COM          COM      92763R104     4,920   854,200 SH           X                 02      854,200
VISHAY INTERTECHNOLOGY         COM      928298108    13,981 1,543,200 SH           X                 01    1,543,200
WEBSITE PROS INC               COM      94769V105     9,348   950,978 SH           X                 02      950,978
WIND RIVER SYSTEMS INC COM     COM      973149107    37,449 4,838,400 SH           X                 01    4,838,400
XYRATEX LTD                    COM      G98268108     7,610   424,200 SH           X                 02      424,200
Zhone Technologies Inc.        COM      98950P108     3,233 3,298,674 SH           X                 02    3,298,674
COLUMN TOTAL                                        209,089
                                                  ---------
GRAND TOTAL                                       1,076,512
                                                  =========